Debt (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, by Maturity
2013	$ 44,457,000
2014	102,569,000
2015	301,905,000
2016	246,664,000
2017	636,196,000
Thereafter through 2031	460,301,000
Total excluding unamortized premium net	1,792,092,000
Unamortized premium, net	(4,912,000)
Total	1,787,180,000
Footnote Details
Long-term line of credit		302,000,000
Fair market value adjustment for acquired properties	6,300,000
Debt Instrument [Line Items]
Unamortized discount acquired - Nordic instrument	$ 1,400,000